Fees Summary	Sep. 16, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,598,000.00
Previously Paid Amount	0.00
Total Fee Amount	857.05
Total Offset Amount	0.00
Net Fee	857.05
Narrative - Max Aggregate Offering Price	$ 5,598,000.00
Final Prospectus	true